SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Mid Cap Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)
Common Stocks - 98.9%
Commercial Services - 1.9%
ASGN, Inc. *	13,525	1,290,826
Booz Allen Hamilton Holding Corp.	34,100	2,746,073

		4,036,899

Consumer Durables - 1.6%
YETI Holdings, Inc. *	47,300	3,415,533

Consumer Non-Durables - 1.0%
Coca-Cola European Partners, PLC	40,700	2,122,912

Consumer Services - 4.1%
Chegg, Inc. *	36,200	3,100,892
Nexstar Media Group, Inc.	20,650	2,899,880
Service Corp. International	22,400	1,143,520
Vail Resorts, Inc.	5,800	1,691,628

		8,835,920

Electronic Technology - 16.9%
Applied Materials, Inc.	32,575	4,352,020
Arista Networks, Inc. *	12,200	3,683,058
Broadcom, Inc.	9,100	4,219,306
Ciena Corp. *	23,300	1,274,976
CMC Materials, Inc.	10,825	1,913,752
Garmin, Ltd.	26,500	3,494,025
II-VI, Inc. *	24,500	1,675,065
Keysight Technologies, Inc. *	23,150	3,319,710
Marvell Technology Group, Ltd.	70,975	3,476,356
MKS Instruments, Inc.	15,100	2,799,842
Monolithic Power Systems, Inc.	5,400	1,907,334
Skyworks Solutions, Inc.	23,900	4,385,172

		36,500,616

Finance - 8.6%
American Financial Group, Inc.	13,725	1,566,023
Ameriprise Financial, Inc.	11,700	2,719,665
Arthur J Gallagher & Co.	18,900	2,358,153
Carlyle Group, Inc.	85,700	3,150,332
First Republic Bank	16,550	2,759,712
Intercontinental Exchange, Inc.	25,300	2,825,504
PROG Holdings, Inc.	37,300	1,614,717
T Rowe Price Group, Inc.	9,050	1,552,980

		18,547,086

Health Services - 4.2%
Encompass Health Corp.	34,050	2,788,695
Teladoc Health, Inc. *	19,775	3,594,106
Tenet Healthcare Corp. *	50,950	2,649,400

		9,032,201

Health Technology - 14.9%
Align Technology, Inc. *	7,500	4,061,475
BioMarin Pharmaceutical, Inc. *	23,500	1,774,485
Bio-Techne Corp.	1,500	572,895

Name of Issuer	Quantity	Fair Value ($)
Cooper Cos, Inc.	4,250	1,632,382
Dexcom, Inc. *	13,050	4,690,040
Exact Sciences Corp. *	29,650	3,907,277
ICU Medical, Inc. *	8,600	1,766,784
Insulet Corp. *	11,700	3,052,764
iRhythm Technologies, Inc. *	18,800	2,610,568
Jazz Pharmaceuticals, PLC *	5,700	936,909
Neurocrine Biosciences, Inc. *	19,700	1,915,825
Sarepta Therapeutics, Inc. *	22,600	1,684,378
Thermo Fisher Scientific, Inc.	8,100	3,696,678

		32,302,460

Industrial Services - 3.6%
Jacobs Engineering Group, Inc.	27,800	3,593,706
Waste Connections, Inc.	38,950	4,205,821

		7,799,527

Non-Energy Minerals - 2.1%
Trex Co., Inc. *	50,200	4,595,308

Process Industries - 3.5%
Ecolab, Inc.	13,000	2,782,910
Scotts Miracle-Gro Co.	19,925	4,881,027

		7,663,937

Producer Manufacturing - 7.2%
AMETEK, Inc.	18,800	2,401,324
Carlisle Cos., Inc.	17,000	2,797,860
Dover Corp.	24,175	3,315,118
Hubbell, Inc.	11,000	2,055,790
Rockwell Automation, Inc.	6,300	1,672,272
Trane Technologies, PLC	20,625	3,414,675

		15,657,039

Retail Trade - 3.1%
TJX Cos., Inc.	55,175	3,649,826
Ulta Beauty, Inc. *	9,700	2,998,949

		6,648,775

Technology Services - 23.8%
Altair Engineering, Inc. *	24,800	1,551,736
ANSYS, Inc. *	10,750	3,650,270
Aspen Technology, Inc. *	19,900	2,872,167
Atlassian Corp., PLC *	22,900	4,826,404
Autodesk, Inc. *	14,800	4,101,820
Booking Holdings, Inc. *	450	1,048,428
DocuSign, Inc. *	11,050	2,237,072
Dynatrace, Inc. *	65,375	3,153,690
Euronet Worldwide, Inc. *	26,275	3,633,832
GoDaddy, Inc. *	27,075	2,101,562
HubSpot, Inc. *	11,950	5,427,810
nCino, Inc. *	5,625	375,300
Paycom Software, Inc. *	6,100	2,257,366
Pinterest, Inc. *	3,950	292,418
PTC, Inc. *	39,600	5,450,940

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
RingCentral, Inc. *	5,500	1,638,340
Science Applications International Corp.	25,100	2,098,109
Splunk, Inc. *	20,900	2,831,532
Twilio, Inc. *	5,825	1,984,927

		51,533,723

Transportation - 1.8%
Alaska Air Group, Inc. *	17,300	1,197,333
Knight-Swift Transportation Holdings, Inc.	53,800	2,587,242

		3,784,575

Utilities - 0.6%
WEC Energy Group, Inc.	12,800	1,197,952

Total Common Stocks (cost: $102,188,398)		213,674,463

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 1.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%	2,590,004	2,590,004

(cost: $2,590,004)
Total Investments in Securities - 100.1% (cost: $104,778,402)		216,264,467
Other Assets and Liabilities, net - (0.1%)		(199,157)

Total Net Assets - 100.0%		$216,065,310

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	213,674,463	—	—	213,674,463
Short-Term Securities	2,590,004	—	—	2,590,004

Total:	216,264,467	—	—	216,264,467

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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